VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Communication Services: 1.3%
221,266		Entravision Communications Corp.	$ 893,915	0.2
107,854		Fox Corp. - Class B	3,767,340	1.0
20,341		Townsquare Media, Inc.	218,259	0.1
		4,879,514		1.3

		Consumer Discretionary: 9.8%
96,022	(1)	Accel Entertainment, Inc.	1,049,520	0.3
26,702		Advance Auto Parts, Inc.	4,899,550	1.2
7,856	(1)	Aptiv PLC	1,083,342	0.3
10,553	(1)	BJ's Restaurants, Inc.	612,918	0.1
62,759		BorgWarner, Inc.	2,909,507	0.7
14,669		Brunswick Corp.	1,398,983	0.4
30,040	(1)	Dollar Tree, Inc.	3,438,378	0.9
26,554		Genuine Parts Co.	3,069,377	0.8
90,100	(2)	Honda Motor Co., Ltd. ADR	2,721,020	0.7
17,361	(1)	Malibu Boats, Inc.	1,383,324	0.3
30,726	(1)	MarineMax, Inc.	1,516,635	0.4
5,969	(1)	Mohawk Industries, Inc.	1,147,898	0.3
29,953	(1)	OneWater Marine, Inc.	1,196,922	0.3
35,507		Penske Auto Group, Inc.	2,849,082	0.7
11,975		Polaris, Inc.	1,598,663	0.4
38,447	(1)	Red Robin Gourmet Burgers, Inc.	1,533,651	0.4
40,530	(1)	Skyline Champion Corp.	1,834,388	0.5
27,021	(1)	Sodexo SA	2,588,844	0.7
35,394		Tapestry, Inc.	1,458,587	0.4
		38,290,589		9.8

		Consumer Staples: 7.2%
134,660		Conagra Brands, Inc.	5,063,216	1.3
58,298		Edgewell Personal Care Co.	2,308,601	0.6
28,452		JM Smucker Co.	3,600,032	0.9
44,111		Kellogg Co.	2,792,226	0.7
17,112		Kimberly-Clark Corp.	2,379,424	0.6
163,990		Koninklijke Ahold Delhaize NV	4,574,164	1.2
11,850		Mondelez International, Inc.	693,580	0.2
222,463		Orkla ASA	2,181,701	0.5
35,248		Spectrum Brands Holdings, Inc.	2,996,080	0.8
21,404		Sysco Corp.	1,685,351	0.4
		28,274,375		7.2

		Energy: 3.0%
63,078		Baker Hughes Co.	1,363,116	0.4
55,100	(1)	ChampionX Corp.	1,197,323	0.3
24,747		Cimarex Energy Co.	1,469,724	0.4
82,863		ConocoPhillips	4,389,253	1.1
23,802	(1)	Earthstone Energy, Inc.	170,184	0.0
21,508	(2),(3)	Enviva Partners L.P.	1,039,482	0.3
3,466	(1),(2)	NCS Multistage Holdings, Inc.	96,181	0.0
11,569		Pioneer Natural Resources Co.	1,837,389	0.5
		11,562,652		3.0

		Financials: 21.7%
81,972		Aflac, Inc.	4,195,327	1.1
6,001		A-Mark Precious Metals, Inc.	216,036	0.1
16,026		Ameriprise Financial, Inc.	3,725,244	1.0
29,071		Ameris Bancorp.	1,526,518	0.4
12,464		Arthur J. Gallagher & Co.	1,555,133	0.4
52,550		Axis Capital Holdings Ltd.	2,604,904	0.7
132,492		Bank of New York Mellon Corp.	6,265,547	1.6
40,379		BankUnited, Inc.	1,774,657	0.5
6,357		Brown & Brown, Inc.	290,579	0.1
94,618		Capitol Federal Financial, Inc.	1,253,215	0.3
30,935		Chubb Ltd.	4,886,802	1.2
30,492		Commerce Bancshares, Inc.	2,335,992	0.6
110,392	(2),(3)	Compass Diversified Holdings	2,555,575	0.7
79,957	(1)	Donnelley Financial Solutions, Inc.	2,225,203	0.6
63,626		Eastern Bankshares, Inc.	1,227,346	0.3
16,503		First Hawaiian, Inc.	451,687	0.1
5,127		First Mid Bancshares, Inc.	225,229	0.1
97,783		FNB Corp.	1,241,844	0.3
16,947		Hilltop Holdings, Inc.	578,401	0.1
79,663		Home Bancshares, Inc./Conway AR	2,154,884	0.5
23,541		Independent Bank Group, Inc.	1,700,602	0.4
19,994		James River Group Holdings Ltd.	912,126	0.2
16,418		M&T Bank Corp.	2,489,133	0.6
61,348		Northern Trust Corp.	6,448,288	1.6
61,180		Old National Bancorp.	1,183,221	0.3
24,254		Origin Bancorp, Inc.	1,028,612	0.3
40,605		Pacific Premier Bancorp, Inc.	1,763,881	0.4
8,998		PNC Financial Services Group, Inc.	1,578,339	0.4
15,787		Premier Financial Corp.	525,076	0.1
15,616		ProAssurance Corp.	417,884	0.1
39,162	(1)	ProSight Global, Inc.	493,441	0.1
1,746	(1)	Provident Financial Services, Inc.	39,053	0.0
7,926		QCR Holdings, Inc.	374,266	0.1
35,458		Reinsurance Group of America, Inc.	4,469,481	1.1
11,894	(2)	Renasant Corp.	492,174	0.1
8,068		Signature Bank	1,824,175	0.5
14,912		South State Corp.	1,170,741	0.3
21,372		State Street Corp.	1,795,462	0.5
15,947		T. Rowe Price Group, Inc.	2,736,505	0.7
33,463		TowneBank/Portsmouth VA	1,017,275	0.3
69,253		Truist Financial Corp.	4,038,835	1.0
29,438		UMB Financial Corp.	2,718,011	0.7
205,604		Valley National Bancorp	2,824,999	0.7
28,645		Westamerica Bancorp.	1,798,333	0.5
		85,130,036		21.7

		Health Care: 10.9%
11,997		Becton Dickinson & Co.	2,917,070	0.8
78,224		Cardinal Health, Inc.	4,752,108	1.2

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
61,939		Cerner Corp.	$ 4,452,175	1.1
8,635		Cigna Corp.	2,087,425	0.5
58,942	(1)	Envista Holdings Corp.	2,404,833	0.6
51,999	(1)	Henry Schein, Inc.	3,600,411	0.9
10,189		Hill-Rom Holdings, Inc.	1,125,681	0.3
1,223	(1)	Magellan Health, Inc.	114,032	0.0
17,617		McKesson Corp.	3,436,020	0.9
7,566		National Healthcare Corp.	589,467	0.2
17,689		Premier, Inc.	598,773	0.2
37,311		Quest Diagnostics, Inc.	4,788,494	1.2
35,697		Universal Health Services, Inc.	4,761,623	1.2
45,008		Zimmer Biomet Holdings, Inc.	7,204,881	1.8
		42,832,993		10.9

		Industrials: 19.1%
11,711		Albany International Corp.	977,517	0.2
8,978		Arcosa, Inc.	584,378	0.1
400,155		BAE Systems PLC	2,786,722	0.7
10,877		Barrett Business Services, Inc.	748,990	0.2
21,327	(1)	Beacon Roofing Supply, Inc.	1,115,829	0.3
27,820		Brink's Co.	2,204,179	0.6
49,929	(1)	Ceco Environmental Corp.	395,937	0.1
64,068	(1),(2)	Charah Solutions, Inc.	311,371	0.1
33,758	(1)	Colfax Corp.	1,478,938	0.4
15,698		Crane Co.	1,474,199	0.4
5,914		Cummins, Inc.	1,532,377	0.4
54,520		Deluxe Corp.	2,287,659	0.6
105,386	(1),(2)	DIRTT Environmental Solutions	325,643	0.1
29,787	(1)	DXP Enterprises, Inc.	898,674	0.2
11,097	(1)	Dycom Industries, Inc.	1,030,356	0.3
62,617		Emerson Electric Co.	5,649,306	1.4
8,753		EnPro Industries, Inc.	746,368	0.2
41,546	(1)	Gates Industrial Corp. PLC	664,321	0.2
19,659		General Dynamics Corp.	3,569,288	0.9
23,793	(1)	GMS, Inc.	993,358	0.3
19,772		Graham Corp.	281,553	0.1
39,848	(1)	Hayward Holdings, Inc.	672,634	0.2
19,638		Healthcare Services Group, Inc.	550,453	0.1
110,552		Heartland Express, Inc.	2,164,608	0.5
24,316		Hubbell, Inc.	4,544,417	1.2
4,600		Hurco Cos, Inc.	162,380	0.0
135,367		IMI PLC	2,488,455	0.7
41,400		Johnson Controls International plc	2,470,338	0.6
106,174		KAR Auction Services, Inc.	1,592,610	0.4
27,617		Korn Ferry	1,722,472	0.4
20,707		Luxfer Holdings PLC	440,645	0.1
455		Luxfer Holdings PLC ADR	9,682	0.0
41,388		MSC Industrial Direct Co.	3,732,784	0.9
930		Norfolk Southern Corp.	249,724	0.1
6,982	(1)	NV5 Global, Inc.	674,252	0.2
179,418		nVent Electric PLC	5,007,556	1.3
25,990		Oshkosh Corp.	3,083,973	0.8
21,109		Paccar, Inc.	1,961,448	0.5
41,399		Republic Services, Inc.	4,112,991	1.0
76,452		Southwest Airlines Co.	4,668,159	1.2
56,890		Tecnoglass, Inc.	683,818	0.2
36,055		Textron, Inc.	2,021,964	0.5
18,041		Timken Co.	1,464,388	0.4
821		Unifirst Corp.	183,666	0.0
		74,720,380		19.1

		Information Technology: 8.1%
6,518		Advanced Energy Industries, Inc.	711,570	0.2
12,798		Amdocs Ltd.	897,780	0.2
5,150		Applied Materials, Inc.	688,040	0.2
28,916	(1)	Avaya Holdings Corp.	810,516	0.2
66,546		Avnet, Inc.	2,762,324	0.7
37,258		Belden, Inc.	1,653,137	0.4
45,267		CDK Global, Inc.	2,447,134	0.6
11,952	(1)	Coherent, Inc.	3,022,541	0.8
55,317		EVERTEC, Inc.	2,058,899	0.5
12,470	(1)	F5 Networks, Inc.	2,601,491	0.7
108,344		HP, Inc.	3,439,922	0.9
21,351	(1)	IBEX Holdings Ltd.	469,722	0.1
19,115	(1)	II-VI, Inc.	1,306,893	0.4
59,611		Juniper Networks, Inc.	1,509,947	0.4
33,541		Kulicke & Soffa Industries, Inc.	1,647,199	0.4
43,799		Open Text Corp.	2,089,650	0.5
12,940		TE Connectivity Ltd.	1,670,683	0.4
53,807	(1)	Teradata Corp.	2,073,722	0.5
		31,861,170		8.1

		Materials: 5.4%
72,714	(1)	Axalta Coating Systems Ltd.	2,150,880	0.5
294,516		Graphic Packaging Holding Co.	5,348,411	1.4
18,195		Minerals Technologies, Inc.	1,370,447	0.4
148,167		Mondi PLC	3,777,286	1.0
12,636		Packaging Corp. of America	1,699,289	0.4
124,858		Pactiv Evergreen, Inc.	1,715,549	0.4
77,522		Sonoco Products Co.	4,907,143	1.3
		20,969,005		5.4

		Real Estate: 5.4%
116,373		Brandywine Realty Trust	1,502,376	0.4
38,804		Cousins Properties, Inc.	1,371,722	0.3
2,127		Equinix, Inc.	1,445,488	0.4
6,792		Essex Property Trust, Inc.	1,846,337	0.5
35,068		Four Corners Property Trust, Inc.	960,863	0.2
19,909		Getty Realty Corp.	563,823	0.1
60,035		Healthcare Trust of America, Inc.	1,655,765	0.4
97,301		Healthpeak Properties, Inc.	3,088,334	0.8
13,980		Highwoods Properties, Inc.	600,301	0.2
47,938		Kite Realty Group Trust	924,724	0.2
53,283		Lexington Realty Trust	591,974	0.2
86,916		MGM Growth Properties LLC	2,835,200	0.7

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
6,465	National Health Investors, Inc.	$ 467,290	0.1
26,373	Physicians Realty Trust	466,011	0.1
12,274	Sabra Healthcare REIT, Inc.	213,077	0.1
27,451	Summit Hotel Properties, Inc.	278,902	0.1
29,174	Weingarten Realty Investors	785,072	0.2
41,539	Weyerhaeuser Co.	1,478,788	0.4
		21,076,047	5.4

	Utilities: 5.6%
5,900	Ameren Corp.	480,024	0.1
23,538	Atmos Energy Corp.	2,326,731	0.6
74,739	Edison International	4,379,705	1.1
26,528	Evergy, Inc.	1,579,212	0.4
67,245	NorthWestern Corp.	4,384,374	1.1
58,674	Pinnacle West Capital Corp.	4,773,130	1.2
30,220	South Jersey Industries, Inc.	682,368	0.2
32,855	Spire, Inc.	2,427,656	0.6
15,894	Xcel Energy, Inc.	1,057,110	0.3
		22,090,310	5.6

	Total Common Stock
	(Cost $302,284,092)	381,687,071	97.5

EXCHANGE-TRADED FUNDS: 0.8%
29,270	iShares Russell Mid-Cap Value ETF	3,199,211	0.8

	Total Exchange-Traded Funds
	(Cost $3,244,028)	3,199,211	0.8

	Total Long-Term Investments
	(Cost $305,528,120)	384,886,282	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Repurchase Agreements: 0.9%
1,000,000	(4) Bank of America Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government Agency Obligations, 1.000%-5.500%, Market Value plus accrued interest $1,020,000, due 06/01/24-01/01/59)	1,000,000	0.2
1,000,000	(4) Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $1,020,000, due 05/15/23-09/15/57)	1,000,000	0.2
1,000,000	(4) Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 05/04/21-04/01/51)	1,000,000	0.3
746,088	(4) Nomura Securities, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $746,088, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $761,010, due 11/01/35-02/15/61)	746,088	0.2

	Total Repurchase Agreements
	(Cost $3,746,088)	3,746,088	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
8,544,241	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $8,544,241)	8,544,241	2.2

	Total Short-Term Investments
	(Cost $12,290,329)	12,290,329	3.1

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Total Investments in Securities (Cost $317,818,449)	$ 397,176,611	101 .4
Liabilities in Excess of Other Assets	(5,648,979)	(1 .4)
Net Assets	$ 391,527,632	100 .0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Security is a Master Limited Partnership.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2021.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$4,879,514	$–	$–	$4,879,514
Consumer Discretionary	35,701,745	2,588,844	–	38,290,589
Consumer Staples	21,518,510	6,755,865	–	28,274,375
Energy	11,562,652	–	–	11,562,652
Financials	85,130,036	–	–	85,130,036
Health Care	42,832,993	–	–	42,832,993
Industrials	69,445,203	5,275,177	–	74,720,380
Information Technology	31,861,170	–	–	31,861,170
Materials	17,191,719	3,777,286	–	20,969,005
Real Estate	21,076,047	–	–	21,076,047
Utilities	22,090,310	–	–	22,090,310
Total Common Stock	363,289,899	18,397,172	–	381,687,071
Exchange-Traded Funds	3,199,211	–	–	3,199,211
Short-Term Investments	8,544,241	3,746,088	–	12,290,329
Total Investments, at fair value	$375,033,351	$22,143,260	$–	$397,176,611
Other Financial Instruments+
Forward Foreign Currency Contracts	–	230,343	–	230,343
Total Assets	$375,033,351	$22,373,603	$–	$397,406,954
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(6,640)	$–	$(6,640)
Total Liabilities	$–	$(6,640)	$–	$(6,640)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 11,233,587	USD 103,254	Bank of America N.A.	06/30/21	$(1,711)
USD 68,019	JPY 7,394,713	Bank of America N.A.	06/30/21	1,176
USD 1,652,955	JPY 180,101,896	Bank of America N.A.	06/30/21	24,975
EUR 60,244	USD 70,720	Credit Suisse AG	04/06/21	443
USD 176,553	EUR 150,162	Credit Suisse AG	06/30/21	(2,035)
USD 6,015,542	EUR 5,032,924	Credit Suisse AG	06/30/21	102,096
USD 7,664,874	GBP 5,501,040	JPMorgan Chase Bank N.A.	06/30/21	78,935
USD 251,515	GBP 182,279	JPMorgan Chase Bank N.A.	06/30/21	1,164
CAD 386,783	USD 309,615	Morgan Stanley	06/30/21	(1,802)
CAD 245,468	USD 195,922	Morgan Stanley	06/30/21	(571)
CAD 132,743	USD 106,161	Morgan Stanley	06/30/21	(521)
USD 614,478	CAD 764,995	Morgan Stanley	06/30/21	5,674
USD 1,858,727	NOK 15,762,838	UBS AG	06/30/21	15,880
				$223,703

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $325,817,198.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$81,076,558
Gross Unrealized Depreciation	(9,475,600)
Net Unrealized Appreciation	$71,600,958